ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative)				12 Months Ended
	Sep. 28, 2021	Jul. 02, 2021 USD ($) $ / shares shares	Jun. 28, 2021 $ / shares shares	Sep. 30, 2022 $ / shares	Sep. 30, 2021 USD ($) $ / shares	Sep. 27, 2021 CNY (¥)	Sep. 08, 2021	Mar. 11, 2020	Jan. 09, 2020	Dec. 11, 2019 $ / shares	Sep. 16, 2019	Apr. 24, 2015	Apr. 23, 2006
Entity date of incorporation				Dec. 11, 2019
Ordinary shares, par value				$ 0.0001	$ 0.0001					$ 0.0001
Gross proceeds from issuance initial public offering and over-allotment shares | $					$ 9,822,350
Xian App Chem Bio Tech [Member]
Variable interest entity ownership percentage	100.00%
IPO [Member]
Ordinary shares, shares issued | shares			2,200,000
Ordinary shares, par value			$ 0.0001
Shares issued, price per share			$ 5.00
Over-Allotment Option [Member]
Ordinary shares, shares issued | shares		330,000
Ordinary shares, par value		$ 0.0001
Shares issued, price per share		$ 5.00
Initial Public offering And Over Allotment Option [Member]
Gross proceeds from issuance initial public offering and over-allotment shares | $		$ 12,650,000
Underwriting discounts and other related expenses | $		$ 11,300,000
Balikun [Member]
Disposal operation, assets | ¥						¥ 1.00
Tea Essence Limited [Member]
Entity date of incorporation				Jan. 09, 2020
Equity ownership				100.00%					100.00%
Xian App Chem [Member]
Equity ownership													100.00%
Xi'an DT [Member]
Entity date of incorporation				Apr. 24, 2015
Equity ownership				75.00%								75.00%
Tianjin YHX [Member]
Entity date of incorporation				Sep. 16, 2019
Equity ownership				51.00%							51.00%
App Chem Health [Member]
Entity date of incorporation				Apr. 17, 2006
Equity ownership				100.00%				100.00%
Tianjin Yonghexiang Bio(Tech) Co., Ltd [Member]
Equity ownership							100.00%